Risk Management - Sensitivity analysis of financial instruments (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) $ / gal brazilianReal	Dec. 31, 2024 USD ($) $ / gal brazilianReal	Dec. 31, 2024 EUR (€) $ / gal brazilianReal	Dec. 31, 2023 BRL (R$) brazilianReal	Dec. 31, 2023 USD ($) brazilianReal	Dec. 31, 2023 EUR (€) brazilianReal	Dec. 31, 2022 brazilianReal
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	7.50%	7.50%	7.50%
Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.1923	6.1923	6.1923	4.8413	4.8413	4.8413	5.2177
Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.4363	6.4363	6.4363	5.3516	5.3516	5.3516	5.5694
Currency risk [member] | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.2	6.2	6.2
Net exposure, exchange rate differences	R$ (39,397,983)	$ (6,362,415)		R$ (26,426,674)	$ (5,458,590)
Net exposure to HOA - changes in QAV prices	R$ 43,491,366			28,878,156
Currency risk [member] | Exposure to US$ | Devaluation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.6	5.6	5.6
Effect on exchange rates variation	R$ 3,939,798
Currency risk [member] | Exposure to US$ | Devaluation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	4.6	4.6	4.6
Effect on exchange rates variation	R$ 9,849,496
Currency risk [member] | Exposure to US$ | Appreciation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.8	6.8	6.8
Effect on exchange rates variation	R$ (3,939,798)
Currency risk [member] | Exposure to US$ | Appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	7.7	7.7	7.7
Effect on exchange rates variation	R$ (9,849,496)
Currency risk [member] | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.4	6.4	6.4
Net exposure, exchange rate differences	R$ 1,030,953		€ 160,178	787,280		€ 147,111
Net exposure to HOA - changes in QAV prices	R$ 15			R$ 0
Currency risk [member] | Exposure to € | Devaluation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.6	5.6	5.6
Effect on exchange rates variation	R$ (103,095)
Currency risk [member] | Exposure to € | Devaluation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	4.8	4.8	4.8
Effect on exchange rates variation	R$ (257,738)
Currency risk [member] | Exposure to € | Appreciation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	7.1	7.1	7.1
Effect on exchange rates variation	R$ 103,095
Currency risk [member] | Exposure to € | Appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	8.0	8.0	8.0
Effect on exchange rates variation	R$ 257,738
Commodity price risk [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	4.4	4.4	4.4
Net exposure to HOA - changes in QAV prices	R$ 5,583,503
Commodity price risk [member] | Devaluation by 50% | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	4.0	4.0	4.0
Effect on commodity prices variation	R$ 558,350
Commodity price risk [member] | Devaluation by 25% | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	3.3	3.3	3.3
Effect on commodity prices variation	R$ 1,395,876
Commodity price risk [member] | Appreciation by 50% | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	4.8	4.8	4.8
Effect on commodity prices variation	R$ (558,350)
Commodity price risk [member] | Appreciation by 25% | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	5.5	5.5	5.5
Effect on commodity prices variation	R$ (1,395,876)
Interest rate risk [member] | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	0.122	0.122	0.122
Net exposure, exchange rate differences	R$ (430,428)
Interest rate risk [member] | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	0.044	0.044	0.044
Net exposure, exchange rate differences	R$ (2,233,707)
Interest rate risk [member] | Devaluation by 50% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	10.90%	10.90%	10.90%
Effect on interest rates variation	R$ 6,101
Interest rate risk [member] | Devaluation by 50% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	4.00%	4.00%	4.00%
Effect on interest rates variation	R$ 10,016
Interest rate risk [member] | Devaluation by 25% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	9.10%	9.10%	9.10%
Effect on interest rates variation	R$ 15,253
Interest rate risk [member] | Devaluation by 25% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	3.30%	3.30%	3.30%
Effect on interest rates variation	R$ 25,041
Interest rate risk [member] | Appreciation by 50% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	13.40%	13.40%	13.40%
Effect on interest rates variation	R$ (6,101)
Interest rate risk [member] | Appreciation by 50% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	4.80%	4.80%	4.80%
Effect on interest rates variation	R$ (10,016)
Interest rate risk [member] | Appreciation by 25% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	15.20%	15.20%	15.20%
Effect on interest rates variation	R$ (15,253)
Interest rate risk [member] | Appreciation by 25% | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	5.50%	5.50%	5.50%
Effect on interest rates variation	R$ (25,041)